Short-Term Debts (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of short-term debts
	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Short-term bank and other borrowings (i)	5,900	5,000	725
Convertible loan (“CL”) (ii)	27,859	15	2
Total	33,759	5,015	727